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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 03/31/05
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement
                                        / / adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         Rock Hill Investment Management, L.P.
                 -------------------------------------
   Address:      3 Bala Plaza East, Suite 585
                 -------------------------------------
                 Bala Cynwyd, PA 19004
                 -------------------------------------

Form 13F File Number: 28- 11169
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      RHP General Partner, LLC
         -------------------------------
Name:    Keith S. Marlowe
         -------------------------------
Title:   Director
         -------------------------------
Phone:   610-949-9700
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Keith S. Marlowe               Bala Cynwyd, PA     May 13, 2005
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   27
                                        --------------------

Form 13F Information Table Value Total:              $57,431
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE


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                      13F Position Report As of 03/31/2005




NAME OF ISSUER        TITLE  CUSIP      MARKET VALUE  SHARE/PRN  SHARE/ PUT/  INVESTMENT  OTHER           AUTHORITY VOTING
                       OF                 (X$1,000)    AMOUNT     PRN   CALL  DISCRETION  MANAGERS     SOLE     SHARED    NONE
                      CLASS
ADVENTRX
 PHARMACEUTICALS INC  COM    00764X103    $   321        190,000  SH              SOLE               190,000
AMERICAN FIN
 REALTY TRUST         CNV    02607PAB3    $ 4,881      5,000,000  PRN             SOLE             5,000,000
AMERISOURCEBERGEN
 CORP                 COM    03073E105    $   962         16,800  SH              SOLE                16,800
APRIA HEALTHCARE
 GROUP                COM    037933108    $ 2,048         63,800  SH              SOLE                63,800
BJ SERVICES CO.       CNV    055482AF0    $   820      1,000,000  PRN             SOLE             1,000,000
BIOGEN IDEC INC       COM    09062X103    $   252          7,300  SH              SOLE                 7,300
BOSTON LIFE
 SCIENCES INC         COM    100843705    $    80         32,092  SH              SOLE                32,092
CORNING, INC.         COM    219350105    $ 5,359       $481,500  SH              SOLE               481,500
DPAC TECHNOLOGIES
 CORP                 COM    233269109    $   104        225,350  SH              SOLE               225,350
DEVON ENERGY          CNV    25179MAB9    $ 3,443      3,000,000  PRN             SOLE             3,000,000
ELINEAR, INC.         COM    286590203    $    72         85,777  SH              SOLE                85,777
GENERAL MOTORS
 CORPORATION          COM    370442717    $ 6,775        325,700  SH              SOLE               325,700
GLOWPOINT INC         COM    379887102    $   788        583,840  SH              SOLE               583,840
GLYCOGENESYS INC      COM    37989P200    $    32         41,918  SH              SOLE                41,918
GREY GLOBAL
 GROUP INC            CNV    39787MAB4    $ 5,687      4,500,000  PRN             SOLE             4,500,000
HEADWATERS INC        CNV    42210PAB8    $ 3,150      2,500,000  PRN             SOLE             2,500,000
I-SECTOR
 CORPORATION          WTS    45031W115    $    15         19,000  SH      CALL    SOLE                19,000
IMPLANT SCIENCES
 CORP                 COM    45320R108    $   247         41,551  SH              SOLE                41,551
INSMED INC            COM    457669208    $   163        192,211  SH              SOLE               192,211
LIFEPOINT
 HOSPITALS INC        CNV    53219LAE9    $ 1,026      1,000,000  PRN             SOLE             1,000,000
MICROISLET, INC.      COM    59507Q106    $   204        145,015  SH              SOLE               145,015
OXIGENE INC           COM    691828107    $ 1,134        278,048  SH              SOLE               278,048
SAFLINK CORP          COM    786578302    $   229        104,399  SH              SOLE               104,399
SATCON TECHNOLOGY
 CORP                 COM    803893106    $ 1,265        748,646  SH              SOLE               748,646
SEPRACOR INC          CNV    817315AL8    $ 5,063      5,000,000  PRN             SOLE             5,000,000
TERADYNE INC.         CNV    880770AD4    $12,805     13,000,000  PRN             SOLE            13,000,000
WEBMD INC             CNV    94769MAC9    $   506        500,000  PRN             SOLE               500,000